Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous current assets [abstract]
Prepayments and Other Current Assets (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022
Insurance claims receivable, net	$1,005	$419
VAT and other credits	1,230	2,881
Deferred insurance premiums	4,535	2,426
Advances to providers	4,926	1,287
Accrued interest receivable	4	193
Other	1,282	920
Total	$12,982	$8,126